UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Advisor Diversified Stock Fund
Class A

June 30, 2008

1.818358.103

DESIN-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.2%
Johnson Controls, Inc.	125,000	$ 3,585,000
Distributors - 0.7%
Li & Fung Ltd.	5,500,000	16,576,357
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	75,000	3,319,500
Hotels, Restaurants & Leisure - 0.2%
McCormick & Schmick's Seafood Restaurants (a)	394,608	3,804,021
Household Durables - 0.4%
Pulte Homes, Inc.	1,000,000	9,630,000
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (e)	550,000	7,777,000
Media - 2.2%
Central European Media Enterprises Ltd. Class A (a)	37,500	3,394,875
Comcast Corp. Class A	700,000	13,279,000
DISH Network Corp. Class A (a)	125,000	3,660,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,000,046	4,940,227
The DIRECTV Group, Inc. (a)	300,000	7,773,000
Time Warner, Inc.	1,100,000	16,280,000
		49,327,102
Multiline Retail - 0.2%
Macy's, Inc.	250,000	4,855,000
Specialty Retail - 1.2%
Staples, Inc.	650,000	15,437,500
The Men's Wearhouse, Inc.	200,000	3,258,000
Tween Brands, Inc. (a)	500,000	8,230,000
		26,925,500
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. (a)	175,000	4,749,500
TOTAL CONSUMER DISCRETIONARY		130,548,980
CONSUMER STAPLES - 7.6%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	250,000	13,582,500
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	225,000	8,903,250
Sysco Corp.	450,000	12,379,500
United Natural Foods, Inc. (a)	600,000	11,688,000
Whole Foods Market, Inc. (e)	650,000	15,398,500
		48,369,250
Food Products - 2.7%
Corn Products International, Inc.	249,847	12,269,986
Dean Foods Co. (a)	300,000	5,886,000
Groupe Danone	25,000	1,749,350
Marine Harvest ASA (a)(e)	17,500,000	12,817,401
Nestle SA (Reg.)	650,000	29,294,905
		62,017,642

	Shares	Value
Household Products - 1.7%
Energizer Holdings, Inc. (a)	165,000	$ 12,059,850
Procter & Gamble Co.	450,000	27,364,500
		39,424,350
Personal Products - 0.5%
Avon Products, Inc.	300,000	10,806,000
TOTAL CONSUMER STAPLES		174,199,742
ENERGY - 13.4%
Energy Equipment & Services - 4.5%
BJ Services Co.	325,000	10,380,500
Complete Production Services, Inc. (a)	265,000	9,651,300
ION Geophysical Corp. (a)	250,000	4,362,500
Key Energy Services, Inc. (a)	525,000	10,195,500
Noble Corp.	150,000	9,744,000
North American Energy Partners, Inc. (a)	240,000	5,203,200
Oceaneering International, Inc. (a)	69,500	5,354,975
Schlumberger Ltd. (NY Shares)	450,000	48,343,500
		103,235,475
Oil, Gas & Consumable Fuels - 8.9%
Cabot Oil & Gas Corp.	50,000	3,386,500
Chesapeake Energy Corp.	100,000	6,596,000
Chevron Corp.	150,000	14,869,500
ConocoPhillips	325,000	30,676,750
Copano Energy LLC	148,756	5,020,515
Exxon Mobil Corp.	975,000	85,926,749
Hess Corp.	25,000	3,154,750
Lukoil Oil Co. sponsored ADR	117,500	11,603,125
OAO Gazprom sponsored ADR	190,000	11,020,000
OJSC Rosneft unit	700,000	8,120,000
OPTI Canada, Inc. (a)	200,000	4,532,300
Petrobank Energy & Resources Ltd. (a)	50,000	2,609,506
Plains Exploration & Production Co. (a)	55,000	4,013,350
Suncor Energy, Inc.	100,000	5,807,623
Ultra Petroleum Corp. (a)	50,000	4,910,000
		202,246,668
TOTAL ENERGY		305,482,143
FINANCIALS - 13.5%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	130,000	22,737,000
KKR Private Equity Investors, LP	950,000	12,207,500
Lehman Brothers Holdings, Inc.	600,000	11,886,000
State Street Corp.	125,000	7,998,750
		54,829,250
Commercial Banks - 2.5%
Anglo Irish Bank Corp. PLC	525,000	4,880,534
Erste Bank AG	100,000	6,184,644
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	200,000	$ 14,108,000
Wachovia Corp.	2,100,000	32,613,000
		57,786,178
Consumer Finance - 0.4%
American Express Co.	250,000	9,417,500
Diversified Financial Services - 4.9%
Bank of America Corp.	1,500,000	35,805,000
Bovespa Holding SA	750,000	10,065,186
CIT Group, Inc.	614,200	4,182,702
Citigroup, Inc.	1,250,000	20,950,000
Climate Exchange PLC (a)	125,000	4,733,624
Heckmann Corp. (a)(e)	650,000	5,824,000
JPMorgan Chase & Co.	700,000	24,017,000
KKR Financial Holdings LLC	523,300	5,494,650
		111,072,162
Insurance - 2.6%
American International Group, Inc.	1,500,000	39,690,000
Assured Guaranty Ltd.	204,500	3,678,955
Hartford Financial Services Group, Inc.	100,000	6,457,000
IPC Holdings Ltd.	150,000	3,982,500
RenaissanceRe Holdings Ltd.	125,000	5,583,750
		59,392,205
Real Estate Investment Trusts - 0.1%
Redwood Trust, Inc.	50,000	1,139,500
Thrifts & Mortgage Finance - 0.6%
Fannie Mae (e)	350,000	6,828,500
MGIC Investment Corp.	500,000	3,055,000
Radian Group, Inc. (e)	799,988	1,159,983
Washington Mutual, Inc. (e)	500,000	2,465,000
		13,508,483
TOTAL FINANCIALS		307,145,278
HEALTH CARE - 12.5%
Biotechnology - 2.2%
Alkermes, Inc. (a)	400,000	4,944,000
Alnylam Pharmaceuticals, Inc. (a)	150,000	4,009,500
Amgen, Inc. (a)	500,000	23,580,000
Cephalon, Inc. (a)	55,000	3,667,950
Genentech, Inc. (a)	175,000	13,282,500
		49,483,950
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)(e)	300,000	5,325,000
Conceptus, Inc. (a)	600,000	11,094,000
Covidien Ltd.	150,000	7,183,500
Insulet Corp.	225,000	3,539,250
Medtronic, Inc.	225,000	11,643,750

	Shares	Value
Mindray Medical International Ltd. sponsored ADR	200,000	$ 7,464,000
NxStage Medical, Inc. (a)	600,000	2,304,000
		48,553,500
Health Care Providers & Services - 3.4%
athenahealth, Inc. (e)	250,000	7,690,000
DaVita, Inc. (a)	100,000	5,313,000
Henry Schein, Inc. (a)	150,000	7,735,500
Humana, Inc. (a)	300,000	11,931,000
Medco Health Solutions, Inc. (a)	275,000	12,980,000
Tenet Healthcare Corp. (a)	1,000,000	5,560,000
UnitedHealth Group, Inc.	650,022	17,063,078
VCA Antech, Inc. (a)	150,000	4,167,000
WellPoint, Inc. (a)	125,000	5,957,500
		78,397,078
Health Care Technology - 0.3%
MedAssets, Inc.	450,000	7,672,500
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	90,000	7,839,900
QIAGEN NV (a)	225,000	4,529,250
		12,369,150
Pharmaceuticals - 3.9%
Elan Corp. PLC sponsored ADR (a)	250,022	8,888,282
Johnson & Johnson	700,027	45,039,737
Merck & Co., Inc.	525,000	19,787,250
Schering-Plough Corp.	750,000	14,767,500
		88,482,769
TOTAL HEALTH CARE		284,958,947
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.1%
General Dynamics Corp.	50,000	4,210,000
Honeywell International, Inc.	400,000	20,112,000
		24,322,000
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	80,017	4,388,132
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	175,000	5,017,250
Building Products - 0.2%
Universal Forest Products, Inc.	150,000	4,494,000
Commercial Services & Supplies - 2.6%
Allied Waste Industries, Inc. (a)	500,000	6,310,000
Corporate Executive Board Co.	225,000	9,461,250
CoStar Group, Inc. (a)	249,985	11,111,833
Equifax, Inc.	175,000	5,883,500
Healthcare Services Group, Inc.	825,000	12,548,250
Manpower, Inc.	100,000	5,824,000
Robert Half International, Inc.	299,980	7,190,521
		58,329,354
Electrical Equipment - 5.9%
ABB Ltd. sponsored ADR	300,000	8,496,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Alstom SA	15,000	$ 3,439,580
Evergreen Solar, Inc. (a)(e)	3,000,000	29,070,000
First Solar, Inc. (a)	18,700	5,101,734
Gintech Energy Corp.	550,000	3,388,462
Q-Cells AG (a)(e)	225,000	22,792,723
Real Goods Solar, Inc. Class A	25,236	155,201
Renewable Energy Corp. AS (a)	650,000	16,780,986
SolarWorld AG	475,000	22,604,033
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	600,000	22,476,000
		134,304,719
Industrial Conglomerates - 2.0%
General Electric Co.	1,750,000	46,707,500
Machinery - 0.5%
Colfax Corp.	225,000	5,645,250
Terex Corp. (a)	125,000	6,421,250
		12,066,500
TOTAL INDUSTRIALS		289,629,455
INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 6.0%
Cisco Systems, Inc. (a)	2,500,000	58,150,000
Corning, Inc.	2,250,000	51,862,500
Harris Corp.	100,000	5,049,000
Infinera Corp.	169,800	1,497,636
Juniper Networks, Inc. (a)	250,000	5,545,000
Nice Systems Ltd. sponsored ADR (a)	350,000	10,349,500
Nokia Corp. sponsored ADR	225,000	5,512,500
		137,966,136
Computers & Peripherals - 1.7%
Apple, Inc. (a)	125,000	20,930,000
Hewlett-Packard Co.	200,000	8,842,000
NetApp, Inc. (a)	400,000	8,664,000
		38,436,000
Electronic Equipment & Instruments - 3.6%
Acacia Research Corp. - Acacia Technologies (a)	1,500,000	6,720,000
Arrow Electronics, Inc. (a)	525,000	16,128,000
Comverge, Inc. (a)(e)	650,000	9,087,000
Everlight Electronics Co. Ltd.	1,699,960	4,390,896
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,500,000	17,238,823
Ingram Micro, Inc. Class A (a)	400,000	7,100,000
Itron, Inc. (a)	75,000	7,376,250
Motech Industries, Inc.	1,400,000	10,885,250
Universal Display Corp. (a)(e)	200,000	2,464,000
		81,390,219

	Shares	Value
Internet Software & Services - 3.6%
Akamai Technologies, Inc. (a)	175,000	$ 6,088,250
Equinix, Inc. (a)	100,000	8,922,000
Google, Inc. Class A (sub. vtg.) (a)	100,000	52,642,000
Omniture, Inc. (a)	225,000	4,178,250
SAVVIS, Inc. (a)	475,000	6,132,250
Terremark Worldwide, Inc. (a)	1,000,019	5,460,104
		83,422,854
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	750,000	24,382,500
MasterCard, Inc. Class A	33,000	8,762,160
Paychex, Inc.	1,000,000	31,280,000
The Western Union Co.	350,000	8,652,000
Visa, Inc.	150,000	12,196,500
		85,273,160
Semiconductors & Semiconductor Equipment - 4.6%
ARM Holdings PLC sponsored ADR	2,500,000	12,725,000
ASML Holding NV (NY Shares)	325,000	7,930,000
Broadcom Corp. Class A (a)	425,000	11,598,250
Intel Corp.	1,100,000	23,628,000
KLA-Tencor Corp.	100,000	4,071,000
Lam Research Corp. (a)	250,000	9,037,500
National Semiconductor Corp.	750,020	15,405,411
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000,000	10,707,344
Varian Semiconductor Equipment Associates, Inc. (a)	274,900	9,572,018
		104,674,523
Software - 2.0%
Adobe Systems, Inc. (a)	325,000	12,801,750
Autonomy Corp. PLC (a)	548,100	9,825,083
Nintendo Co. Ltd.	15,000	8,382,000
Quality Systems, Inc. (e)	294,960	8,636,429
Salesforce.com, Inc. (a)	75,000	5,117,250
		44,762,512
TOTAL INFORMATION TECHNOLOGY		575,925,404
MATERIALS - 2.8%
Chemicals - 1.1%
Monsanto Co.	175,000	22,127,000
Potash Corp. of Saskatchewan, Inc.	10,000	2,285,700
		24,412,700
Metals & Mining - 1.7%
ArcelorMittal SA (NY Shares) Class A	80,000	7,925,600
Barrick Gold Corp.	100,000	4,572,522
Randgold Resources Ltd. sponsored ADR	75,000	3,463,500
Timminco Ltd. (a)(e)	900,000	24,165,400
		40,127,022
TOTAL MATERIALS		64,539,722
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,450,000	$ 51,330,000
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	100,000	5,275,000
Bharti Airtel Ltd. (a)	250,000	4,200,151
		9,475,151
TOTAL TELECOMMUNICATION SERVICES		60,805,151
UTILITIES - 3.4%
Electric Utilities - 2.8%
Entergy Corp.	175,000	21,084,000
Exelon Corp.	400,000	35,984,000
PPL Corp.	150,000	7,840,500
		64,908,500
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	350,000	6,723,500
Clipper Windpower PLC (a)	424,996	4,502,745
		11,226,245
Multi-Utilities - 0.1%
Energy East Corp.	100,000	2,472,000
TOTAL UTILITIES		78,606,745
TOTAL COMMON STOCKS (Cost $2,649,216,216)		2,271,841,567
Convertible Bonds - 0.0%
Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d) (Cost $1,315,064)	$ 2,950,000	409,412
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 2.38% (b)	10,444,042	10,444,042
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	127,849,551	127,849,551
TOTAL MONEY MARKET FUNDS (Cost $138,293,593)		138,293,593
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.34%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $3,936,000)	$ 3,936,146	$ 3,936,000
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $2,792,760,873)		2,414,480,572
NET OTHER ASSETS - (5.8)%		(131,445,948)
NET ASSETS - 100%		$ 2,283,034,624
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,936,000 due 7/01/08 at 1.34%
Banc of America Securities LLC	$ 778,292
Barclays Capital, Inc.	1,096,426
Goldman, Sachs & Co.	2,061,282
$ 3,936,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,118,708
Fidelity Securities Lending Cash Central Fund	2,981,843
Total	$ 5,100,551
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,809,577,943. Net unrealized depreciation aggregated $395,097,371, of which $156,587,745 related to appreciated investment securities and $551,685,116 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Diversified Stock Fund
Class O

June 30, 2008

1.804792.104

DESIO-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.2%
Johnson Controls, Inc.	125,000	$ 3,585,000
Distributors - 0.7%
Li & Fung Ltd.	5,500,000	16,576,357
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	75,000	3,319,500
Hotels, Restaurants & Leisure - 0.2%
McCormick & Schmick's Seafood Restaurants (a)	394,608	3,804,021
Household Durables - 0.4%
Pulte Homes, Inc.	1,000,000	9,630,000
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (e)	550,000	7,777,000
Media - 2.2%
Central European Media Enterprises Ltd. Class A (a)	37,500	3,394,875
Comcast Corp. Class A	700,000	13,279,000
DISH Network Corp. Class A (a)	125,000	3,660,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,000,046	4,940,227
The DIRECTV Group, Inc. (a)	300,000	7,773,000
Time Warner, Inc.	1,100,000	16,280,000
		49,327,102
Multiline Retail - 0.2%
Macy's, Inc.	250,000	4,855,000
Specialty Retail - 1.2%
Staples, Inc.	650,000	15,437,500
The Men's Wearhouse, Inc.	200,000	3,258,000
Tween Brands, Inc. (a)	500,000	8,230,000
		26,925,500
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. (a)	175,000	4,749,500
TOTAL CONSUMER DISCRETIONARY		130,548,980
CONSUMER STAPLES - 7.6%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	250,000	13,582,500
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	225,000	8,903,250
Sysco Corp.	450,000	12,379,500
United Natural Foods, Inc. (a)	600,000	11,688,000
Whole Foods Market, Inc. (e)	650,000	15,398,500
		48,369,250
Food Products - 2.7%
Corn Products International, Inc.	249,847	12,269,986
Dean Foods Co. (a)	300,000	5,886,000
Groupe Danone	25,000	1,749,350
Marine Harvest ASA (a)(e)	17,500,000	12,817,401
Nestle SA (Reg.)	650,000	29,294,905
		62,017,642

	Shares	Value
Household Products - 1.7%
Energizer Holdings, Inc. (a)	165,000	$ 12,059,850
Procter & Gamble Co.	450,000	27,364,500
		39,424,350
Personal Products - 0.5%
Avon Products, Inc.	300,000	10,806,000
TOTAL CONSUMER STAPLES		174,199,742
ENERGY - 13.4%
Energy Equipment & Services - 4.5%
BJ Services Co.	325,000	10,380,500
Complete Production Services, Inc. (a)	265,000	9,651,300
ION Geophysical Corp. (a)	250,000	4,362,500
Key Energy Services, Inc. (a)	525,000	10,195,500
Noble Corp.	150,000	9,744,000
North American Energy Partners, Inc. (a)	240,000	5,203,200
Oceaneering International, Inc. (a)	69,500	5,354,975
Schlumberger Ltd. (NY Shares)	450,000	48,343,500
		103,235,475
Oil, Gas & Consumable Fuels - 8.9%
Cabot Oil & Gas Corp.	50,000	3,386,500
Chesapeake Energy Corp.	100,000	6,596,000
Chevron Corp.	150,000	14,869,500
ConocoPhillips	325,000	30,676,750
Copano Energy LLC	148,756	5,020,515
Exxon Mobil Corp.	975,000	85,926,749
Hess Corp.	25,000	3,154,750
Lukoil Oil Co. sponsored ADR	117,500	11,603,125
OAO Gazprom sponsored ADR	190,000	11,020,000
OJSC Rosneft unit	700,000	8,120,000
OPTI Canada, Inc. (a)	200,000	4,532,300
Petrobank Energy & Resources Ltd. (a)	50,000	2,609,506
Plains Exploration & Production Co. (a)	55,000	4,013,350
Suncor Energy, Inc.	100,000	5,807,623
Ultra Petroleum Corp. (a)	50,000	4,910,000
		202,246,668
TOTAL ENERGY		305,482,143
FINANCIALS - 13.5%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	130,000	22,737,000
KKR Private Equity Investors, LP	950,000	12,207,500
Lehman Brothers Holdings, Inc.	600,000	11,886,000
State Street Corp.	125,000	7,998,750
		54,829,250
Commercial Banks - 2.5%
Anglo Irish Bank Corp. PLC	525,000	4,880,534
Erste Bank AG	100,000	6,184,644
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	200,000	$ 14,108,000
Wachovia Corp.	2,100,000	32,613,000
		57,786,178
Consumer Finance - 0.4%
American Express Co.	250,000	9,417,500
Diversified Financial Services - 4.9%
Bank of America Corp.	1,500,000	35,805,000
Bovespa Holding SA	750,000	10,065,186
CIT Group, Inc.	614,200	4,182,702
Citigroup, Inc.	1,250,000	20,950,000
Climate Exchange PLC (a)	125,000	4,733,624
Heckmann Corp. (a)(e)	650,000	5,824,000
JPMorgan Chase & Co.	700,000	24,017,000
KKR Financial Holdings LLC	523,300	5,494,650
		111,072,162
Insurance - 2.6%
American International Group, Inc.	1,500,000	39,690,000
Assured Guaranty Ltd.	204,500	3,678,955
Hartford Financial Services Group, Inc.	100,000	6,457,000
IPC Holdings Ltd.	150,000	3,982,500
RenaissanceRe Holdings Ltd.	125,000	5,583,750
		59,392,205
Real Estate Investment Trusts - 0.1%
Redwood Trust, Inc.	50,000	1,139,500
Thrifts & Mortgage Finance - 0.6%
Fannie Mae (e)	350,000	6,828,500
MGIC Investment Corp.	500,000	3,055,000
Radian Group, Inc. (e)	799,988	1,159,983
Washington Mutual, Inc. (e)	500,000	2,465,000
		13,508,483
TOTAL FINANCIALS		307,145,278
HEALTH CARE - 12.5%
Biotechnology - 2.2%
Alkermes, Inc. (a)	400,000	4,944,000
Alnylam Pharmaceuticals, Inc. (a)	150,000	4,009,500
Amgen, Inc. (a)	500,000	23,580,000
Cephalon, Inc. (a)	55,000	3,667,950
Genentech, Inc. (a)	175,000	13,282,500
		49,483,950
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)(e)	300,000	5,325,000
Conceptus, Inc. (a)	600,000	11,094,000
Covidien Ltd.	150,000	7,183,500
Insulet Corp.	225,000	3,539,250
Medtronic, Inc.	225,000	11,643,750

	Shares	Value
Mindray Medical International Ltd. sponsored ADR	200,000	$ 7,464,000
NxStage Medical, Inc. (a)	600,000	2,304,000
		48,553,500
Health Care Providers & Services - 3.4%
athenahealth, Inc. (e)	250,000	7,690,000
DaVita, Inc. (a)	100,000	5,313,000
Henry Schein, Inc. (a)	150,000	7,735,500
Humana, Inc. (a)	300,000	11,931,000
Medco Health Solutions, Inc. (a)	275,000	12,980,000
Tenet Healthcare Corp. (a)	1,000,000	5,560,000
UnitedHealth Group, Inc.	650,022	17,063,078
VCA Antech, Inc. (a)	150,000	4,167,000
WellPoint, Inc. (a)	125,000	5,957,500
		78,397,078
Health Care Technology - 0.3%
MedAssets, Inc.	450,000	7,672,500
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	90,000	7,839,900
QIAGEN NV (a)	225,000	4,529,250
		12,369,150
Pharmaceuticals - 3.9%
Elan Corp. PLC sponsored ADR (a)	250,022	8,888,282
Johnson & Johnson	700,027	45,039,737
Merck & Co., Inc.	525,000	19,787,250
Schering-Plough Corp.	750,000	14,767,500
		88,482,769
TOTAL HEALTH CARE		284,958,947
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.1%
General Dynamics Corp.	50,000	4,210,000
Honeywell International, Inc.	400,000	20,112,000
		24,322,000
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	80,017	4,388,132
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	175,000	5,017,250
Building Products - 0.2%
Universal Forest Products, Inc.	150,000	4,494,000
Commercial Services & Supplies - 2.6%
Allied Waste Industries, Inc. (a)	500,000	6,310,000
Corporate Executive Board Co.	225,000	9,461,250
CoStar Group, Inc. (a)	249,985	11,111,833
Equifax, Inc.	175,000	5,883,500
Healthcare Services Group, Inc.	825,000	12,548,250
Manpower, Inc.	100,000	5,824,000
Robert Half International, Inc.	299,980	7,190,521
		58,329,354
Electrical Equipment - 5.9%
ABB Ltd. sponsored ADR	300,000	8,496,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Alstom SA	15,000	$ 3,439,580
Evergreen Solar, Inc. (a)(e)	3,000,000	29,070,000
First Solar, Inc. (a)	18,700	5,101,734
Gintech Energy Corp.	550,000	3,388,462
Q-Cells AG (a)(e)	225,000	22,792,723
Real Goods Solar, Inc. Class A	25,236	155,201
Renewable Energy Corp. AS (a)	650,000	16,780,986
SolarWorld AG	475,000	22,604,033
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	600,000	22,476,000
		134,304,719
Industrial Conglomerates - 2.0%
General Electric Co.	1,750,000	46,707,500
Machinery - 0.5%
Colfax Corp.	225,000	5,645,250
Terex Corp. (a)	125,000	6,421,250
		12,066,500
TOTAL INDUSTRIALS		289,629,455
INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 6.0%
Cisco Systems, Inc. (a)	2,500,000	58,150,000
Corning, Inc.	2,250,000	51,862,500
Harris Corp.	100,000	5,049,000
Infinera Corp.	169,800	1,497,636
Juniper Networks, Inc. (a)	250,000	5,545,000
Nice Systems Ltd. sponsored ADR (a)	350,000	10,349,500
Nokia Corp. sponsored ADR	225,000	5,512,500
		137,966,136
Computers & Peripherals - 1.7%
Apple, Inc. (a)	125,000	20,930,000
Hewlett-Packard Co.	200,000	8,842,000
NetApp, Inc. (a)	400,000	8,664,000
		38,436,000
Electronic Equipment & Instruments - 3.6%
Acacia Research Corp. - Acacia Technologies (a)	1,500,000	6,720,000
Arrow Electronics, Inc. (a)	525,000	16,128,000
Comverge, Inc. (a)(e)	650,000	9,087,000
Everlight Electronics Co. Ltd.	1,699,960	4,390,896
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,500,000	17,238,823
Ingram Micro, Inc. Class A (a)	400,000	7,100,000
Itron, Inc. (a)	75,000	7,376,250
Motech Industries, Inc.	1,400,000	10,885,250
Universal Display Corp. (a)(e)	200,000	2,464,000
		81,390,219

	Shares	Value
Internet Software & Services - 3.6%
Akamai Technologies, Inc. (a)	175,000	$ 6,088,250
Equinix, Inc. (a)	100,000	8,922,000
Google, Inc. Class A (sub. vtg.) (a)	100,000	52,642,000
Omniture, Inc. (a)	225,000	4,178,250
SAVVIS, Inc. (a)	475,000	6,132,250
Terremark Worldwide, Inc. (a)	1,000,019	5,460,104
		83,422,854
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	750,000	24,382,500
MasterCard, Inc. Class A	33,000	8,762,160
Paychex, Inc.	1,000,000	31,280,000
The Western Union Co.	350,000	8,652,000
Visa, Inc.	150,000	12,196,500
		85,273,160
Semiconductors & Semiconductor Equipment - 4.6%
ARM Holdings PLC sponsored ADR	2,500,000	12,725,000
ASML Holding NV (NY Shares)	325,000	7,930,000
Broadcom Corp. Class A (a)	425,000	11,598,250
Intel Corp.	1,100,000	23,628,000
KLA-Tencor Corp.	100,000	4,071,000
Lam Research Corp. (a)	250,000	9,037,500
National Semiconductor Corp.	750,020	15,405,411
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000,000	10,707,344
Varian Semiconductor Equipment Associates, Inc. (a)	274,900	9,572,018
		104,674,523
Software - 2.0%
Adobe Systems, Inc. (a)	325,000	12,801,750
Autonomy Corp. PLC (a)	548,100	9,825,083
Nintendo Co. Ltd.	15,000	8,382,000
Quality Systems, Inc. (e)	294,960	8,636,429
Salesforce.com, Inc. (a)	75,000	5,117,250
		44,762,512
TOTAL INFORMATION TECHNOLOGY		575,925,404
MATERIALS - 2.8%
Chemicals - 1.1%
Monsanto Co.	175,000	22,127,000
Potash Corp. of Saskatchewan, Inc.	10,000	2,285,700
		24,412,700
Metals & Mining - 1.7%
ArcelorMittal SA (NY Shares) Class A	80,000	7,925,600
Barrick Gold Corp.	100,000	4,572,522
Randgold Resources Ltd. sponsored ADR	75,000	3,463,500
Timminco Ltd. (a)(e)	900,000	24,165,400
		40,127,022
TOTAL MATERIALS		64,539,722
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,450,000	$ 51,330,000
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	100,000	5,275,000
Bharti Airtel Ltd. (a)	250,000	4,200,151
		9,475,151
TOTAL TELECOMMUNICATION SERVICES		60,805,151
UTILITIES - 3.4%
Electric Utilities - 2.8%
Entergy Corp.	175,000	21,084,000
Exelon Corp.	400,000	35,984,000
PPL Corp.	150,000	7,840,500
		64,908,500
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	350,000	6,723,500
Clipper Windpower PLC (a)	424,996	4,502,745
		11,226,245
Multi-Utilities - 0.1%
Energy East Corp.	100,000	2,472,000
TOTAL UTILITIES		78,606,745
TOTAL COMMON STOCKS (Cost $2,649,216,216)		2,271,841,567
Convertible Bonds - 0.0%
Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d) (Cost $1,315,064)	$ 2,950,000	409,412
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 2.38% (b)	10,444,042	10,444,042
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	127,849,551	127,849,551
TOTAL MONEY MARKET FUNDS (Cost $138,293,593)		138,293,593
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.34%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $3,936,000)	$ 3,936,146	$ 3,936,000
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $2,792,760,873)		2,414,480,572
NET OTHER ASSETS - (5.8)%		(131,445,948)
NET ASSETS - 100%		$ 2,283,034,624
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,936,000 due 7/01/08 at 1.34%
Banc of America Securities LLC	$ 778,292
Barclays Capital, Inc.	1,096,426
Goldman, Sachs & Co.	2,061,282
$ 3,936,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,118,708
Fidelity Securities Lending Cash Central Fund	2,981,843
Total	$ 5,100,551
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,809,577,943. Net unrealized depreciation aggregated $395,097,371, of which $156,587,745 related to appreciated investment securities and $551,685,116 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Diversified Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.833433.102

ADESI-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.2%
Johnson Controls, Inc.	125,000	$ 3,585,000
Distributors - 0.7%
Li & Fung Ltd.	5,500,000	16,576,357
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	75,000	3,319,500
Hotels, Restaurants & Leisure - 0.2%
McCormick & Schmick's Seafood Restaurants (a)	394,608	3,804,021
Household Durables - 0.4%
Pulte Homes, Inc.	1,000,000	9,630,000
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (e)	550,000	7,777,000
Media - 2.2%
Central European Media Enterprises Ltd. Class A (a)	37,500	3,394,875
Comcast Corp. Class A	700,000	13,279,000
DISH Network Corp. Class A (a)	125,000	3,660,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,000,046	4,940,227
The DIRECTV Group, Inc. (a)	300,000	7,773,000
Time Warner, Inc.	1,100,000	16,280,000
		49,327,102
Multiline Retail - 0.2%
Macy's, Inc.	250,000	4,855,000
Specialty Retail - 1.2%
Staples, Inc.	650,000	15,437,500
The Men's Wearhouse, Inc.	200,000	3,258,000
Tween Brands, Inc. (a)	500,000	8,230,000
		26,925,500
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. (a)	175,000	4,749,500
TOTAL CONSUMER DISCRETIONARY		130,548,980
CONSUMER STAPLES - 7.6%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	250,000	13,582,500
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	225,000	8,903,250
Sysco Corp.	450,000	12,379,500
United Natural Foods, Inc. (a)	600,000	11,688,000
Whole Foods Market, Inc. (e)	650,000	15,398,500
		48,369,250
Food Products - 2.7%
Corn Products International, Inc.	249,847	12,269,986
Dean Foods Co. (a)	300,000	5,886,000
Groupe Danone	25,000	1,749,350
Marine Harvest ASA (a)(e)	17,500,000	12,817,401
Nestle SA (Reg.)	650,000	29,294,905
		62,017,642

	Shares	Value
Household Products - 1.7%
Energizer Holdings, Inc. (a)	165,000	$ 12,059,850
Procter & Gamble Co.	450,000	27,364,500
		39,424,350
Personal Products - 0.5%
Avon Products, Inc.	300,000	10,806,000
TOTAL CONSUMER STAPLES		174,199,742
ENERGY - 13.4%
Energy Equipment & Services - 4.5%
BJ Services Co.	325,000	10,380,500
Complete Production Services, Inc. (a)	265,000	9,651,300
ION Geophysical Corp. (a)	250,000	4,362,500
Key Energy Services, Inc. (a)	525,000	10,195,500
Noble Corp.	150,000	9,744,000
North American Energy Partners, Inc. (a)	240,000	5,203,200
Oceaneering International, Inc. (a)	69,500	5,354,975
Schlumberger Ltd. (NY Shares)	450,000	48,343,500
		103,235,475
Oil, Gas & Consumable Fuels - 8.9%
Cabot Oil & Gas Corp.	50,000	3,386,500
Chesapeake Energy Corp.	100,000	6,596,000
Chevron Corp.	150,000	14,869,500
ConocoPhillips	325,000	30,676,750
Copano Energy LLC	148,756	5,020,515
Exxon Mobil Corp.	975,000	85,926,749
Hess Corp.	25,000	3,154,750
Lukoil Oil Co. sponsored ADR	117,500	11,603,125
OAO Gazprom sponsored ADR	190,000	11,020,000
OJSC Rosneft unit	700,000	8,120,000
OPTI Canada, Inc. (a)	200,000	4,532,300
Petrobank Energy & Resources Ltd. (a)	50,000	2,609,506
Plains Exploration & Production Co. (a)	55,000	4,013,350
Suncor Energy, Inc.	100,000	5,807,623
Ultra Petroleum Corp. (a)	50,000	4,910,000
		202,246,668
TOTAL ENERGY		305,482,143
FINANCIALS - 13.5%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	130,000	22,737,000
KKR Private Equity Investors, LP	950,000	12,207,500
Lehman Brothers Holdings, Inc.	600,000	11,886,000
State Street Corp.	125,000	7,998,750
		54,829,250
Commercial Banks - 2.5%
Anglo Irish Bank Corp. PLC	525,000	4,880,534
Erste Bank AG	100,000	6,184,644
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	200,000	$ 14,108,000
Wachovia Corp.	2,100,000	32,613,000
		57,786,178
Consumer Finance - 0.4%
American Express Co.	250,000	9,417,500
Diversified Financial Services - 4.9%
Bank of America Corp.	1,500,000	35,805,000
Bovespa Holding SA	750,000	10,065,186
CIT Group, Inc.	614,200	4,182,702
Citigroup, Inc.	1,250,000	20,950,000
Climate Exchange PLC (a)	125,000	4,733,624
Heckmann Corp. (a)(e)	650,000	5,824,000
JPMorgan Chase & Co.	700,000	24,017,000
KKR Financial Holdings LLC	523,300	5,494,650
		111,072,162
Insurance - 2.6%
American International Group, Inc.	1,500,000	39,690,000
Assured Guaranty Ltd.	204,500	3,678,955
Hartford Financial Services Group, Inc.	100,000	6,457,000
IPC Holdings Ltd.	150,000	3,982,500
RenaissanceRe Holdings Ltd.	125,000	5,583,750
		59,392,205
Real Estate Investment Trusts - 0.1%
Redwood Trust, Inc.	50,000	1,139,500
Thrifts & Mortgage Finance - 0.6%
Fannie Mae (e)	350,000	6,828,500
MGIC Investment Corp.	500,000	3,055,000
Radian Group, Inc. (e)	799,988	1,159,983
Washington Mutual, Inc. (e)	500,000	2,465,000
		13,508,483
TOTAL FINANCIALS		307,145,278
HEALTH CARE - 12.5%
Biotechnology - 2.2%
Alkermes, Inc. (a)	400,000	4,944,000
Alnylam Pharmaceuticals, Inc. (a)	150,000	4,009,500
Amgen, Inc. (a)	500,000	23,580,000
Cephalon, Inc. (a)	55,000	3,667,950
Genentech, Inc. (a)	175,000	13,282,500
		49,483,950
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)(e)	300,000	5,325,000
Conceptus, Inc. (a)	600,000	11,094,000
Covidien Ltd.	150,000	7,183,500
Insulet Corp.	225,000	3,539,250
Medtronic, Inc.	225,000	11,643,750

	Shares	Value
Mindray Medical International Ltd. sponsored ADR	200,000	$ 7,464,000
NxStage Medical, Inc. (a)	600,000	2,304,000
		48,553,500
Health Care Providers & Services - 3.4%
athenahealth, Inc. (e)	250,000	7,690,000
DaVita, Inc. (a)	100,000	5,313,000
Henry Schein, Inc. (a)	150,000	7,735,500
Humana, Inc. (a)	300,000	11,931,000
Medco Health Solutions, Inc. (a)	275,000	12,980,000
Tenet Healthcare Corp. (a)	1,000,000	5,560,000
UnitedHealth Group, Inc.	650,022	17,063,078
VCA Antech, Inc. (a)	150,000	4,167,000
WellPoint, Inc. (a)	125,000	5,957,500
		78,397,078
Health Care Technology - 0.3%
MedAssets, Inc.	450,000	7,672,500
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	90,000	7,839,900
QIAGEN NV (a)	225,000	4,529,250
		12,369,150
Pharmaceuticals - 3.9%
Elan Corp. PLC sponsored ADR (a)	250,022	8,888,282
Johnson & Johnson	700,027	45,039,737
Merck & Co., Inc.	525,000	19,787,250
Schering-Plough Corp.	750,000	14,767,500
		88,482,769
TOTAL HEALTH CARE		284,958,947
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.1%
General Dynamics Corp.	50,000	4,210,000
Honeywell International, Inc.	400,000	20,112,000
		24,322,000
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	80,017	4,388,132
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	175,000	5,017,250
Building Products - 0.2%
Universal Forest Products, Inc.	150,000	4,494,000
Commercial Services & Supplies - 2.6%
Allied Waste Industries, Inc. (a)	500,000	6,310,000
Corporate Executive Board Co.	225,000	9,461,250
CoStar Group, Inc. (a)	249,985	11,111,833
Equifax, Inc.	175,000	5,883,500
Healthcare Services Group, Inc.	825,000	12,548,250
Manpower, Inc.	100,000	5,824,000
Robert Half International, Inc.	299,980	7,190,521
		58,329,354
Electrical Equipment - 5.9%
ABB Ltd. sponsored ADR	300,000	8,496,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Alstom SA	15,000	$ 3,439,580
Evergreen Solar, Inc. (a)(e)	3,000,000	29,070,000
First Solar, Inc. (a)	18,700	5,101,734
Gintech Energy Corp.	550,000	3,388,462
Q-Cells AG (a)(e)	225,000	22,792,723
Real Goods Solar, Inc. Class A	25,236	155,201
Renewable Energy Corp. AS (a)	650,000	16,780,986
SolarWorld AG	475,000	22,604,033
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	600,000	22,476,000
		134,304,719
Industrial Conglomerates - 2.0%
General Electric Co.	1,750,000	46,707,500
Machinery - 0.5%
Colfax Corp.	225,000	5,645,250
Terex Corp. (a)	125,000	6,421,250
		12,066,500
TOTAL INDUSTRIALS		289,629,455
INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 6.0%
Cisco Systems, Inc. (a)	2,500,000	58,150,000
Corning, Inc.	2,250,000	51,862,500
Harris Corp.	100,000	5,049,000
Infinera Corp.	169,800	1,497,636
Juniper Networks, Inc. (a)	250,000	5,545,000
Nice Systems Ltd. sponsored ADR (a)	350,000	10,349,500
Nokia Corp. sponsored ADR	225,000	5,512,500
		137,966,136
Computers & Peripherals - 1.7%
Apple, Inc. (a)	125,000	20,930,000
Hewlett-Packard Co.	200,000	8,842,000
NetApp, Inc. (a)	400,000	8,664,000
		38,436,000
Electronic Equipment & Instruments - 3.6%
Acacia Research Corp. - Acacia Technologies (a)	1,500,000	6,720,000
Arrow Electronics, Inc. (a)	525,000	16,128,000
Comverge, Inc. (a)(e)	650,000	9,087,000
Everlight Electronics Co. Ltd.	1,699,960	4,390,896
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,500,000	17,238,823
Ingram Micro, Inc. Class A (a)	400,000	7,100,000
Itron, Inc. (a)	75,000	7,376,250
Motech Industries, Inc.	1,400,000	10,885,250
Universal Display Corp. (a)(e)	200,000	2,464,000
		81,390,219

	Shares	Value
Internet Software & Services - 3.6%
Akamai Technologies, Inc. (a)	175,000	$ 6,088,250
Equinix, Inc. (a)	100,000	8,922,000
Google, Inc. Class A (sub. vtg.) (a)	100,000	52,642,000
Omniture, Inc. (a)	225,000	4,178,250
SAVVIS, Inc. (a)	475,000	6,132,250
Terremark Worldwide, Inc. (a)	1,000,019	5,460,104
		83,422,854
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	750,000	24,382,500
MasterCard, Inc. Class A	33,000	8,762,160
Paychex, Inc.	1,000,000	31,280,000
The Western Union Co.	350,000	8,652,000
Visa, Inc.	150,000	12,196,500
		85,273,160
Semiconductors & Semiconductor Equipment - 4.6%
ARM Holdings PLC sponsored ADR	2,500,000	12,725,000
ASML Holding NV (NY Shares)	325,000	7,930,000
Broadcom Corp. Class A (a)	425,000	11,598,250
Intel Corp.	1,100,000	23,628,000
KLA-Tencor Corp.	100,000	4,071,000
Lam Research Corp. (a)	250,000	9,037,500
National Semiconductor Corp.	750,020	15,405,411
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000,000	10,707,344
Varian Semiconductor Equipment Associates, Inc. (a)	274,900	9,572,018
		104,674,523
Software - 2.0%
Adobe Systems, Inc. (a)	325,000	12,801,750
Autonomy Corp. PLC (a)	548,100	9,825,083
Nintendo Co. Ltd.	15,000	8,382,000
Quality Systems, Inc. (e)	294,960	8,636,429
Salesforce.com, Inc. (a)	75,000	5,117,250
		44,762,512
TOTAL INFORMATION TECHNOLOGY		575,925,404
MATERIALS - 2.8%
Chemicals - 1.1%
Monsanto Co.	175,000	22,127,000
Potash Corp. of Saskatchewan, Inc.	10,000	2,285,700
		24,412,700
Metals & Mining - 1.7%
ArcelorMittal SA (NY Shares) Class A	80,000	7,925,600
Barrick Gold Corp.	100,000	4,572,522
Randgold Resources Ltd. sponsored ADR	75,000	3,463,500
Timminco Ltd. (a)(e)	900,000	24,165,400
		40,127,022
TOTAL MATERIALS		64,539,722
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,450,000	$ 51,330,000
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	100,000	5,275,000
Bharti Airtel Ltd. (a)	250,000	4,200,151
		9,475,151
TOTAL TELECOMMUNICATION SERVICES		60,805,151
UTILITIES - 3.4%
Electric Utilities - 2.8%
Entergy Corp.	175,000	21,084,000
Exelon Corp.	400,000	35,984,000
PPL Corp.	150,000	7,840,500
		64,908,500
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	350,000	6,723,500
Clipper Windpower PLC (a)	424,996	4,502,745
		11,226,245
Multi-Utilities - 0.1%
Energy East Corp.	100,000	2,472,000
TOTAL UTILITIES		78,606,745
TOTAL COMMON STOCKS (Cost $2,649,216,216)		2,271,841,567
Convertible Bonds - 0.0%
Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d) (Cost $1,315,064)	$ 2,950,000	409,412
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 2.38% (b)	10,444,042	10,444,042
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	127,849,551	127,849,551
TOTAL MONEY MARKET FUNDS (Cost $138,293,593)		138,293,593
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.34%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $3,936,000)	$ 3,936,146	$ 3,936,000
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $2,792,760,873)		2,414,480,572
NET OTHER ASSETS - (5.8)%		(131,445,948)
NET ASSETS - 100%		$ 2,283,034,624
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,936,000 due 7/01/08 at 1.34%
Banc of America Securities LLC	$ 778,292
Barclays Capital, Inc.	1,096,426
Goldman, Sachs & Co.	2,061,282
$ 3,936,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,118,708
Fidelity Securities Lending Cash Central Fund	2,981,843
Total	$ 5,100,551
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,809,577,943. Net unrealized depreciation aggregated $395,097,371, of which $156,587,745 related to appreciated investment securities and $551,685,116 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Capital Development Fund
Class A

June 30, 2008

1.818363.103

DESIIN-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA unit	200,000	$ 3,355,788
Hotels, Restaurants & Leisure - 2.3%
Bally Technologies, Inc. (a)	200,000	6,760,000
McDonald's Corp.	1,851,900	104,113,818
Yum! Brands, Inc.	209,300	7,344,337
		118,218,155
Household Durables - 0.6%
D.R. Horton, Inc.	1,470,000	15,949,500
Jarden Corp. (a)	800,000	14,592,000
		30,541,500
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)(d)	256,375	29,601,058
Media - 0.9%
Focus Media Holding Ltd. ADR (a)(d)	350,100	9,704,772
The Walt Disney Co.	920,000	28,704,000
Time Warner, Inc.	404,800	5,991,040
		44,399,812
Multiline Retail - 0.1%
Big Lots, Inc. (a)	100,000	3,124,000
Macy's, Inc.	250,000	4,855,000
		7,979,000
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	400,000	15,532,000
AutoZone, Inc. (a)	150,000	18,151,500
Best Buy Co., Inc.	880,000	34,848,000
Ross Stores, Inc.	419,485	14,900,107
The Buckle, Inc.	407,507	18,635,295
TJX Companies, Inc.	255,000	8,024,850
		110,091,752
Textiles, Apparel & Luxury Goods - 3.9%
Iconix Brand Group, Inc. (a)	1,200,000	14,496,000
Jones Apparel Group, Inc.	1,082,334	14,882,093
NIKE, Inc. Class B	1,631,800	97,271,598
Phillips-Van Heusen Corp.	485,000	17,760,700
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,265,000	24,996,400
VF Corp.	50,000	3,559,000
Warnaco Group, Inc. (a)	680,000	29,967,600
		202,933,391
TOTAL CONSUMER DISCRETIONARY		547,120,456
CONSUMER STAPLES - 3.5%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	3,972,000
Food & Staples Retailing - 1.2%
BJ's Wholesale Club, Inc. (a)	100,000	3,870,000

	Shares	Value
Costco Wholesale Corp.	10,000	$ 701,400
Kroger Co.	400,000	11,548,000
SUPERVALU, Inc.	130,000	4,015,700
Wal-Mart Stores, Inc.	800,000	44,960,000
		65,095,100
Food Products - 1.0%
Black Earth Farming Ltd. unit	458,750	3,458,116
Bunge Ltd. (d)	79,700	8,582,893
Chiquita Brands International, Inc. (a)	156,738	2,377,715
Dean Foods Co. (a)	300,000	5,886,000
Fresh Del Monte Produce, Inc. (a)	893,700	21,064,509
General Mills, Inc.	100,000	6,077,000
Saputo, Inc.	100,000	2,858,684
		50,304,917
Tobacco - 1.2%
Altria Group, Inc.	218,700	4,496,472
British American Tobacco PLC	456,800	15,756,902
British American Tobacco PLC sponsored ADR	220,000	15,235,000
Lorillard, Inc. (a)	50,000	3,458,000
Rothmans, Inc.	820,000	21,800,167
		60,746,541
TOTAL CONSUMER STAPLES		180,118,558
ENERGY - 26.6%
Energy Equipment & Services - 11.3%
Atwood Oceanics, Inc. (a)	148,900	18,514,226
Basic Energy Services, Inc. (a)	580,000	18,270,000
BJ Services Co.	991,805	31,678,252
Complete Production Services, Inc. (a)	200,000	7,284,000
ENSCO International, Inc.	640,000	51,673,600
FMC Technologies, Inc. (a)	320,000	24,617,600
Halliburton Co.	250,000	13,267,500
Helmerich & Payne, Inc.	819,300	59,005,986
Hercules Offshore, Inc. (a)	82,700	3,144,254
Nabors Industries Ltd. (a)	415,900	20,474,757
National Oilwell Varco, Inc. (a)	1,467,590	130,204,585
Noble Corp.	220,000	14,291,200
Patterson-UTI Energy, Inc.	1,180,300	42,538,012
Rowan Companies, Inc.	260,000	12,155,000
Schlumberger Ltd. (NY Shares)	60,000	6,445,800
Smith International, Inc.	100,000	8,314,000
Superior Energy Services, Inc. (a)	200,000	11,028,000
Tidewater, Inc.	509,300	33,119,779
Transocean, Inc. (a)	216,260	32,955,861
Trico Marine Services, Inc. (a)(d)	550,000	20,031,000
Trinidad Drilling Ltd. (f)	471,600	6,615,863
Vantage Drilling Co. (a)	300,000	2,589,000
Weatherford International Ltd. (a)	286,200	14,192,658
		582,410,933
Oil, Gas & Consumable Fuels - 15.3%
Addax Petroleum, Inc.	310,000	14,974,641
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.	593,200	$ 44,395,088
Apache Corp.	300,000	41,700,000
Chesapeake Energy Corp.	409,330	26,999,407
Chevron Corp.	724,800	71,849,424
Cimarex Energy Co.	392,455	27,342,340
Comstock Resources, Inc. (a)	100,000	8,443,000
ConocoPhillips	765,100	72,217,789
Continental Resources, Inc.	358,000	24,816,560
El Paso Corp.	750,000	16,305,000
Enterprise Products Partners LP	200,000	5,908,000
EOG Resources, Inc.	175,000	22,960,000
Goodrich Petroleum Corp. (a)(d)	100,000	8,292,000
Hess Corp.	1,189,300	150,077,766
Nexen, Inc.	530,000	21,140,727
Occidental Petroleum Corp.	515,300	46,304,858
Petro-Canada	280,000	15,687,252
Petrohawk Energy Corp. (a)	159,900	7,404,969
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	238,800	13,838,460
sponsored ADR	283,200	20,059,056
Range Resources Corp.	37,500	2,457,750
St. Mary Land & Exploration Co.	300,000	19,392,000
Suncor Energy, Inc.	216,200	12,556,080
Sunoco, Inc.	350,000	14,241,500
Talisman Energy, Inc.	100,000	2,215,137
Ultra Petroleum Corp. (a)	346,200	33,996,840
Valero Energy Corp.	513,227	21,134,688
Whiting Petroleum Corp. (a)	210,000	22,276,800
		788,987,132
TOTAL ENERGY		1,371,398,065
FINANCIALS - 18.5%
Capital Markets - 3.2%
GLG Partners, Inc. (d)	8,533,481	66,561,152
GLG Partners, Inc. warrants 12/28/11 (a)	4,168,900	7,795,843
Goldman Sachs Group, Inc.	415,000	72,583,500
Janus Capital Group, Inc.	200,000	5,294,000
Lehman Brothers Holdings, Inc.	125,489	2,485,937
State Street Corp.	142,500	9,118,575
		163,839,007
Commercial Banks - 0.2%
U.S. Bancorp, Delaware	100,000	2,789,000
Wells Fargo & Co.	281,300	6,680,875
		9,469,875
Consumer Finance - 1.4%
ACOM Co. Ltd.	500,000	15,494,748

	Shares	Value
Capital One Financial Corp.	1,140,000	$ 43,331,400
Promise Co. Ltd.	500,000	13,987,661
		72,813,809
Diversified Financial Services - 6.1%
Bank of America Corp.	2,279,400	54,409,278
Bolsa de Mercadorias & Futuros - BM&F SA	500,000	4,307,011
GHL Acquisition Corp. unit	1,129,580	11,081,180
JPMorgan Chase & Co.	670,500	23,004,855
Leucadia National Corp.	509,300	23,906,542
Liberty Acquisition Holdings Corp. (a)	155,000	1,438,400
Liberty Acquisition Holdings Corp.:
unit	5,658,100	59,410,050
warrants 12/12/13 (a)	393,800	893,926
Liberty International Acquisition Co. (e)	4,125,000	59,451,626
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	4,221,494
PICO Holdings, Inc. (a)	65,200	2,832,940
Sapphire Industrials Corp. unit	5,263,147	52,631,470
Trian Acquisition I Corp. unit	1,510,000	15,598,300
		313,187,072
Insurance - 6.1%
ACE Ltd.	382,000	21,044,380
Allied World Assurance Co. Holdings Ltd.	264,200	10,467,604
American International Group, Inc.	871,931	23,071,294
Aspen Insurance Holdings Ltd.	559,300	13,238,631
Assurant, Inc.	145,000	9,564,200
Axis Capital Holdings Ltd.	545,200	16,252,412
Berkshire Hathaway, Inc. Class A (a)	316	38,157,000
Endurance Specialty Holdings Ltd.	580,900	17,885,911
Everest Re Group Ltd.	152,800	12,179,688
Loews Corp.	250,000	11,725,000
Max Capital Group Ltd.	789,900	16,848,567
MetLife, Inc.	332,000	17,519,640
Montpelier Re Holdings Ltd.	506,466	7,470,374
Navigators Group, Inc. (a)	73,261	3,959,757
Platinum Underwriters Holdings Ltd.	498,967	16,271,314
The Chubb Corp.	557,400	27,318,174
The Travelers Companies, Inc.	728,500	31,616,900
Unum Group	673,300	13,768,985
Zurich Financial Services AG (Reg.)	20,000	5,097,593
		313,457,424
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	1,489,110	23,096,096
Real Estate Management & Development - 0.4%
The St. Joe Co. (d)	669,400	22,973,808
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	2,150,000	35,862,000
TOTAL FINANCIALS		954,699,091
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.4%
Biotechnology - 1.4%
Amgen, Inc. (a)	350,000	$ 16,506,000
Biogen Idec, Inc. (a)	324,000	18,108,360
CSL Ltd.	690,000	23,616,889
Grifols SA	500,000	15,925,067
		74,156,316
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	720,000	46,036,800
Becton, Dickinson & Co.	139,424	11,335,171
Boston Scientific Corp. (a)	200,000	2,458,000
Covidien Ltd.	675,000	32,325,750
Medtronic, Inc.	300,000	15,525,000
		107,680,721
Health Care Providers & Services - 1.4%
Futuremed Healthcare Income Fund	271,000	2,421,945
Hanger Orthopedic Group, Inc. (a)(e)	1,912,670	31,539,928
McKesson Corp.	170,000	9,504,700
Medco Health Solutions, Inc. (a)	551,400	26,026,080
		69,492,653
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	759,303	48,534,648
Invitrogen Corp. (a)	400,000	15,704,000
PerkinElmer, Inc.	60,000	1,671,000
Thermo Fisher Scientific, Inc. (a)	180,000	10,031,400
		75,941,048
Pharmaceuticals - 2.0%
Abbott Laboratories	200,000	10,594,000
Bristol-Myers Squibb Co.	1,000,000	20,530,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	349,300	15,997,940
Wyeth	945,000	45,322,200
XenoPort, Inc. (a)	329,447	12,858,316
		105,302,456
TOTAL HEALTH CARE		432,573,194
INDUSTRIALS - 10.4%
Aerospace & Defense - 4.2%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	7,269,338
Goodrich Corp.	204,700	9,715,062
Honeywell International, Inc.	621,900	31,269,132
L-3 Communications Holdings, Inc.	665,681	60,490,432
Lockheed Martin Corp.	262,522	25,900,421
Northrop Grumman Corp.	444,700	29,750,430
Raytheon Co.	406,937	22,902,414
United Technologies Corp.	450,000	27,765,000
		215,062,229
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	237,346	14,589,659

	Shares	Value
Commercial Services & Supplies - 0.2%
Manpower, Inc.	100,000	$ 5,824,000
United Stationers, Inc. (a)	73,400	2,712,130
		8,536,130
Electrical Equipment - 0.2%
JA Solar Holdings Co. Ltd. ADR (a)	500,000	8,425,000
Machinery - 1.5%
AGCO Corp. (a)	200,000	10,482,000
Colfax Corp.	100,000	2,509,000
Cummins, Inc.	225,000	14,742,000
Deere & Co.	404,600	29,183,798
Ingersoll-Rand Co. Ltd. Class A	140,000	5,240,200
Parker Hannifin Corp.	229,200	16,346,544
		78,503,542
Marine - 2.3%
Britannia Bulk Holdings, Inc.	100,000	1,350,000
Excel Maritime Carriers Ltd. (d)	1,090,890	42,817,433
Genco Shipping & Trading Ltd.	198,523	12,943,700
Navios Maritime Acquisition Corp. unit (a)	1,447,368	14,560,522
Navios Maritime Holdings, Inc. warrants 12/9/08 (a)	240,250	1,145,993
OceanFreight, Inc.	55,676	1,290,013
Safe Bulkers, Inc.	1,038,359	19,562,684
TBS International Ltd. Class A (a)	700,000	27,965,000
		121,635,345
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	190,000	18,979,100
Norfolk Southern Corp.	600,000	37,602,000
Ryder System, Inc.	50,000	3,444,000
Union Pacific Corp.	389,400	29,399,700
		89,424,800
TOTAL INDUSTRIALS		536,176,705
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.5%
Juniper Networks, Inc. (a)	1,116,800	24,770,624
Computers & Peripherals - 6.1%
Apple, Inc. (a)	100,000	16,744,000
Dell, Inc. (a)	2,651,700	58,019,196
Hewlett-Packard Co.	2,718,000	120,162,780
International Business Machines Corp.	631,500	74,851,695
NCR Corp. (a)	536,560	13,521,312
Western Digital Corp. (a)	884,400	30,538,332
		313,837,315
Electronic Equipment & Instruments - 0.2%
Tyco Electronics Ltd.	350,000	12,537,000
Internet Software & Services - 0.3%
Open Text Corp. (a)	433,300	13,870,191
IT Services - 0.7%
Accenture Ltd. Class A	150,000	6,108,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hewitt Associates, Inc. Class A (a)	430,000	$ 16,481,900
Visa, Inc.	186,900	15,196,839
		37,786,739
Software - 3.1%
Adobe Systems, Inc. (a)	200,000	7,878,000
Microsoft Corp.	2,150,000	59,146,500
Oracle Corp. (a)	2,646,700	55,580,700
Symantec Corp. (a)	1,180,000	22,833,000
Ubisoft Entertainment SA (a)	171,993	15,041,095
		160,479,295
TOTAL INFORMATION TECHNOLOGY		563,281,164
MATERIALS - 9.1%
Chemicals - 3.7%
Agrium, Inc.	139,200	15,014,509
Celanese Corp. Class A	235,500	10,752,930
CF Industries Holdings, Inc.	93,743	14,323,930
Chemtura Corp.	501,000	2,925,840
K&S AG	9,900	5,700,015
Lubrizol Corp.	10,000	463,300
Monsanto Co.	158,500	20,040,740
Neo Material Technologies, Inc. (a)	3,250,600	14,031,137
Potash Corp. of Saskatchewan, Inc.	65,000	14,857,050
Spartech Corp.	200,000	1,886,000
Terra Industries, Inc.	241,209	11,903,664
The Mosaic Co. (a)	412,219	59,648,090
W.R. Grace & Co. (a)	700,000	16,443,000
		187,990,205
Metals & Mining - 5.4%
AK Steel Holding Corp.	82,000	5,658,000
Barrick Gold Corp.	181,100	8,280,837
BHP Billiton Ltd. sponsored ADR	452,000	38,505,880
Cleveland-Cliffs, Inc.	100,000	11,919,000
Eldorado Gold Corp. (a)	355,300	3,028,947
First Quantum Minerals Ltd.	175,000	12,077,549
Fording Canadian Coal Trust (d)	180,000	17,216,854
Freeport-McMoRan Copper & Gold, Inc. Class B	174,700	20,473,093
Gerdau AmeriSteel Corp.	860,000	16,628,832
Goldcorp, Inc.	65,000	2,997,646
Inmet Mining Corp.	228,400	15,164,676
Kinross Gold Corp.	1,862,400	44,031,824
Nucor Corp.	200,000	14,934,000
Silver Wheaton Corp. (a)	700,000	10,300,682
Silvercorp Metals, Inc.	1,000,000	5,886,104
United States Steel Corp.	90,000	16,630,200

	Shares	Value
Western Canadian Coal Corp. (a)(d)	1,350,000	$ 11,866,385
Yamana Gold, Inc.	1,350,000	22,461,372
		278,061,881
TOTAL MATERIALS		466,052,086
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
CenturyTel, Inc.	100,000	3,559,000
Telefonica SA sponsored ADR	54,700	4,353,026
		7,912,026
UTILITIES - 2.6%
Electric Utilities - 0.8%
Edison International	450,000	23,121,000
FirstEnergy Corp.	150,000	12,349,500
Public Power Corp. of Greece	100,000	3,468,493
		38,938,993
Gas Utilities - 1.2%
Energen Corp.	596,491	46,544,193
Equitable Resources, Inc.	225,400	15,566,124
		62,110,317
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	218,400	4,195,464
Boralex, Inc. Class A (a)	261,640	3,667,862
		7,863,326
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	509,400	23,396,742
TOTAL UTILITIES		132,309,378
TOTAL COMMON STOCKS (Cost $5,047,892,444)		5,191,640,723
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00%	5,000	3,527,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,000,000)		3,527,500
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b)	68,414,682	$ 68,414,682
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	150,315,200	150,315,200
TOTAL MONEY MARKET FUNDS (Cost $218,729,882)		218,729,882
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $5,271,622,326)		5,413,898,105
NET OTHER ASSETS - (5.1)%		(263,042,112)
NET ASSETS - 100%		$ 5,150,855,993
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 6,615,863 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,886,028
Fidelity Securities Lending Cash Central Fund	1,702,330
Total	$ 3,588,358
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hanger Orthopedic Group, Inc.	$ -	$ 28,394,323	$ -	$ -	$ 31,539,928
Liberty International Acquisition Co.	-	56,509,557	-	-	59,451,626
Total	$ -	$ 84,903,880	$ -	$ -	$ 90,991,554
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,284,260,645. Net unrealized appreciation aggregated $129,637,460, of which $496,564,773 related to appreciated investment securities and $366,927,313 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Capital Development Fund
Class O

June 30, 2008

1.804793.104

DESIIO-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA unit	200,000	$ 3,355,788
Hotels, Restaurants & Leisure - 2.3%
Bally Technologies, Inc. (a)	200,000	6,760,000
McDonald's Corp.	1,851,900	104,113,818
Yum! Brands, Inc.	209,300	7,344,337
		118,218,155
Household Durables - 0.6%
D.R. Horton, Inc.	1,470,000	15,949,500
Jarden Corp. (a)	800,000	14,592,000
		30,541,500
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)(d)	256,375	29,601,058
Media - 0.9%
Focus Media Holding Ltd. ADR (a)(d)	350,100	9,704,772
The Walt Disney Co.	920,000	28,704,000
Time Warner, Inc.	404,800	5,991,040
		44,399,812
Multiline Retail - 0.1%
Big Lots, Inc. (a)	100,000	3,124,000
Macy's, Inc.	250,000	4,855,000
		7,979,000
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	400,000	15,532,000
AutoZone, Inc. (a)	150,000	18,151,500
Best Buy Co., Inc.	880,000	34,848,000
Ross Stores, Inc.	419,485	14,900,107
The Buckle, Inc.	407,507	18,635,295
TJX Companies, Inc.	255,000	8,024,850
		110,091,752
Textiles, Apparel & Luxury Goods - 3.9%
Iconix Brand Group, Inc. (a)	1,200,000	14,496,000
Jones Apparel Group, Inc.	1,082,334	14,882,093
NIKE, Inc. Class B	1,631,800	97,271,598
Phillips-Van Heusen Corp.	485,000	17,760,700
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,265,000	24,996,400
VF Corp.	50,000	3,559,000
Warnaco Group, Inc. (a)	680,000	29,967,600
		202,933,391
TOTAL CONSUMER DISCRETIONARY		547,120,456
CONSUMER STAPLES - 3.5%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	3,972,000
Food & Staples Retailing - 1.2%
BJ's Wholesale Club, Inc. (a)	100,000	3,870,000

	Shares	Value
Costco Wholesale Corp.	10,000	$ 701,400
Kroger Co.	400,000	11,548,000
SUPERVALU, Inc.	130,000	4,015,700
Wal-Mart Stores, Inc.	800,000	44,960,000
		65,095,100
Food Products - 1.0%
Black Earth Farming Ltd. unit	458,750	3,458,116
Bunge Ltd. (d)	79,700	8,582,893
Chiquita Brands International, Inc. (a)	156,738	2,377,715
Dean Foods Co. (a)	300,000	5,886,000
Fresh Del Monte Produce, Inc. (a)	893,700	21,064,509
General Mills, Inc.	100,000	6,077,000
Saputo, Inc.	100,000	2,858,684
		50,304,917
Tobacco - 1.2%
Altria Group, Inc.	218,700	4,496,472
British American Tobacco PLC	456,800	15,756,902
British American Tobacco PLC sponsored ADR	220,000	15,235,000
Lorillard, Inc. (a)	50,000	3,458,000
Rothmans, Inc.	820,000	21,800,167
		60,746,541
TOTAL CONSUMER STAPLES		180,118,558
ENERGY - 26.6%
Energy Equipment & Services - 11.3%
Atwood Oceanics, Inc. (a)	148,900	18,514,226
Basic Energy Services, Inc. (a)	580,000	18,270,000
BJ Services Co.	991,805	31,678,252
Complete Production Services, Inc. (a)	200,000	7,284,000
ENSCO International, Inc.	640,000	51,673,600
FMC Technologies, Inc. (a)	320,000	24,617,600
Halliburton Co.	250,000	13,267,500
Helmerich & Payne, Inc.	819,300	59,005,986
Hercules Offshore, Inc. (a)	82,700	3,144,254
Nabors Industries Ltd. (a)	415,900	20,474,757
National Oilwell Varco, Inc. (a)	1,467,590	130,204,585
Noble Corp.	220,000	14,291,200
Patterson-UTI Energy, Inc.	1,180,300	42,538,012
Rowan Companies, Inc.	260,000	12,155,000
Schlumberger Ltd. (NY Shares)	60,000	6,445,800
Smith International, Inc.	100,000	8,314,000
Superior Energy Services, Inc. (a)	200,000	11,028,000
Tidewater, Inc.	509,300	33,119,779
Transocean, Inc. (a)	216,260	32,955,861
Trico Marine Services, Inc. (a)(d)	550,000	20,031,000
Trinidad Drilling Ltd. (f)	471,600	6,615,863
Vantage Drilling Co. (a)	300,000	2,589,000
Weatherford International Ltd. (a)	286,200	14,192,658
		582,410,933
Oil, Gas & Consumable Fuels - 15.3%
Addax Petroleum, Inc.	310,000	14,974,641
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.	593,200	$ 44,395,088
Apache Corp.	300,000	41,700,000
Chesapeake Energy Corp.	409,330	26,999,407
Chevron Corp.	724,800	71,849,424
Cimarex Energy Co.	392,455	27,342,340
Comstock Resources, Inc. (a)	100,000	8,443,000
ConocoPhillips	765,100	72,217,789
Continental Resources, Inc.	358,000	24,816,560
El Paso Corp.	750,000	16,305,000
Enterprise Products Partners LP	200,000	5,908,000
EOG Resources, Inc.	175,000	22,960,000
Goodrich Petroleum Corp. (a)(d)	100,000	8,292,000
Hess Corp.	1,189,300	150,077,766
Nexen, Inc.	530,000	21,140,727
Occidental Petroleum Corp.	515,300	46,304,858
Petro-Canada	280,000	15,687,252
Petrohawk Energy Corp. (a)	159,900	7,404,969
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	238,800	13,838,460
sponsored ADR	283,200	20,059,056
Range Resources Corp.	37,500	2,457,750
St. Mary Land & Exploration Co.	300,000	19,392,000
Suncor Energy, Inc.	216,200	12,556,080
Sunoco, Inc.	350,000	14,241,500
Talisman Energy, Inc.	100,000	2,215,137
Ultra Petroleum Corp. (a)	346,200	33,996,840
Valero Energy Corp.	513,227	21,134,688
Whiting Petroleum Corp. (a)	210,000	22,276,800
		788,987,132
TOTAL ENERGY		1,371,398,065
FINANCIALS - 18.5%
Capital Markets - 3.2%
GLG Partners, Inc. (d)	8,533,481	66,561,152
GLG Partners, Inc. warrants 12/28/11 (a)	4,168,900	7,795,843
Goldman Sachs Group, Inc.	415,000	72,583,500
Janus Capital Group, Inc.	200,000	5,294,000
Lehman Brothers Holdings, Inc.	125,489	2,485,937
State Street Corp.	142,500	9,118,575
		163,839,007
Commercial Banks - 0.2%
U.S. Bancorp, Delaware	100,000	2,789,000
Wells Fargo & Co.	281,300	6,680,875
		9,469,875
Consumer Finance - 1.4%
ACOM Co. Ltd.	500,000	15,494,748

	Shares	Value
Capital One Financial Corp.	1,140,000	$ 43,331,400
Promise Co. Ltd.	500,000	13,987,661
		72,813,809
Diversified Financial Services - 6.1%
Bank of America Corp.	2,279,400	54,409,278
Bolsa de Mercadorias & Futuros - BM&F SA	500,000	4,307,011
GHL Acquisition Corp. unit	1,129,580	11,081,180
JPMorgan Chase & Co.	670,500	23,004,855
Leucadia National Corp.	509,300	23,906,542
Liberty Acquisition Holdings Corp. (a)	155,000	1,438,400
Liberty Acquisition Holdings Corp.:
unit	5,658,100	59,410,050
warrants 12/12/13 (a)	393,800	893,926
Liberty International Acquisition Co. (e)	4,125,000	59,451,626
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	4,221,494
PICO Holdings, Inc. (a)	65,200	2,832,940
Sapphire Industrials Corp. unit	5,263,147	52,631,470
Trian Acquisition I Corp. unit	1,510,000	15,598,300
		313,187,072
Insurance - 6.1%
ACE Ltd.	382,000	21,044,380
Allied World Assurance Co. Holdings Ltd.	264,200	10,467,604
American International Group, Inc.	871,931	23,071,294
Aspen Insurance Holdings Ltd.	559,300	13,238,631
Assurant, Inc.	145,000	9,564,200
Axis Capital Holdings Ltd.	545,200	16,252,412
Berkshire Hathaway, Inc. Class A (a)	316	38,157,000
Endurance Specialty Holdings Ltd.	580,900	17,885,911
Everest Re Group Ltd.	152,800	12,179,688
Loews Corp.	250,000	11,725,000
Max Capital Group Ltd.	789,900	16,848,567
MetLife, Inc.	332,000	17,519,640
Montpelier Re Holdings Ltd.	506,466	7,470,374
Navigators Group, Inc. (a)	73,261	3,959,757
Platinum Underwriters Holdings Ltd.	498,967	16,271,314
The Chubb Corp.	557,400	27,318,174
The Travelers Companies, Inc.	728,500	31,616,900
Unum Group	673,300	13,768,985
Zurich Financial Services AG (Reg.)	20,000	5,097,593
		313,457,424
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	1,489,110	23,096,096
Real Estate Management & Development - 0.4%
The St. Joe Co. (d)	669,400	22,973,808
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	2,150,000	35,862,000
TOTAL FINANCIALS		954,699,091
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.4%
Biotechnology - 1.4%
Amgen, Inc. (a)	350,000	$ 16,506,000
Biogen Idec, Inc. (a)	324,000	18,108,360
CSL Ltd.	690,000	23,616,889
Grifols SA	500,000	15,925,067
		74,156,316
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	720,000	46,036,800
Becton, Dickinson & Co.	139,424	11,335,171
Boston Scientific Corp. (a)	200,000	2,458,000
Covidien Ltd.	675,000	32,325,750
Medtronic, Inc.	300,000	15,525,000
		107,680,721
Health Care Providers & Services - 1.4%
Futuremed Healthcare Income Fund	271,000	2,421,945
Hanger Orthopedic Group, Inc. (a)(e)	1,912,670	31,539,928
McKesson Corp.	170,000	9,504,700
Medco Health Solutions, Inc. (a)	551,400	26,026,080
		69,492,653
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	759,303	48,534,648
Invitrogen Corp. (a)	400,000	15,704,000
PerkinElmer, Inc.	60,000	1,671,000
Thermo Fisher Scientific, Inc. (a)	180,000	10,031,400
		75,941,048
Pharmaceuticals - 2.0%
Abbott Laboratories	200,000	10,594,000
Bristol-Myers Squibb Co.	1,000,000	20,530,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	349,300	15,997,940
Wyeth	945,000	45,322,200
XenoPort, Inc. (a)	329,447	12,858,316
		105,302,456
TOTAL HEALTH CARE		432,573,194
INDUSTRIALS - 10.4%
Aerospace & Defense - 4.2%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	7,269,338
Goodrich Corp.	204,700	9,715,062
Honeywell International, Inc.	621,900	31,269,132
L-3 Communications Holdings, Inc.	665,681	60,490,432
Lockheed Martin Corp.	262,522	25,900,421
Northrop Grumman Corp.	444,700	29,750,430
Raytheon Co.	406,937	22,902,414
United Technologies Corp.	450,000	27,765,000
		215,062,229
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	237,346	14,589,659

	Shares	Value
Commercial Services & Supplies - 0.2%
Manpower, Inc.	100,000	$ 5,824,000
United Stationers, Inc. (a)	73,400	2,712,130
		8,536,130
Electrical Equipment - 0.2%
JA Solar Holdings Co. Ltd. ADR (a)	500,000	8,425,000
Machinery - 1.5%
AGCO Corp. (a)	200,000	10,482,000
Colfax Corp.	100,000	2,509,000
Cummins, Inc.	225,000	14,742,000
Deere & Co.	404,600	29,183,798
Ingersoll-Rand Co. Ltd. Class A	140,000	5,240,200
Parker Hannifin Corp.	229,200	16,346,544
		78,503,542
Marine - 2.3%
Britannia Bulk Holdings, Inc.	100,000	1,350,000
Excel Maritime Carriers Ltd. (d)	1,090,890	42,817,433
Genco Shipping & Trading Ltd.	198,523	12,943,700
Navios Maritime Acquisition Corp. unit (a)	1,447,368	14,560,522
Navios Maritime Holdings, Inc. warrants 12/9/08 (a)	240,250	1,145,993
OceanFreight, Inc.	55,676	1,290,013
Safe Bulkers, Inc.	1,038,359	19,562,684
TBS International Ltd. Class A (a)	700,000	27,965,000
		121,635,345
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	190,000	18,979,100
Norfolk Southern Corp.	600,000	37,602,000
Ryder System, Inc.	50,000	3,444,000
Union Pacific Corp.	389,400	29,399,700
		89,424,800
TOTAL INDUSTRIALS		536,176,705
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.5%
Juniper Networks, Inc. (a)	1,116,800	24,770,624
Computers & Peripherals - 6.1%
Apple, Inc. (a)	100,000	16,744,000
Dell, Inc. (a)	2,651,700	58,019,196
Hewlett-Packard Co.	2,718,000	120,162,780
International Business Machines Corp.	631,500	74,851,695
NCR Corp. (a)	536,560	13,521,312
Western Digital Corp. (a)	884,400	30,538,332
		313,837,315
Electronic Equipment & Instruments - 0.2%
Tyco Electronics Ltd.	350,000	12,537,000
Internet Software & Services - 0.3%
Open Text Corp. (a)	433,300	13,870,191
IT Services - 0.7%
Accenture Ltd. Class A	150,000	6,108,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hewitt Associates, Inc. Class A (a)	430,000	$ 16,481,900
Visa, Inc.	186,900	15,196,839
		37,786,739
Software - 3.1%
Adobe Systems, Inc. (a)	200,000	7,878,000
Microsoft Corp.	2,150,000	59,146,500
Oracle Corp. (a)	2,646,700	55,580,700
Symantec Corp. (a)	1,180,000	22,833,000
Ubisoft Entertainment SA (a)	171,993	15,041,095
		160,479,295
TOTAL INFORMATION TECHNOLOGY		563,281,164
MATERIALS - 9.1%
Chemicals - 3.7%
Agrium, Inc.	139,200	15,014,509
Celanese Corp. Class A	235,500	10,752,930
CF Industries Holdings, Inc.	93,743	14,323,930
Chemtura Corp.	501,000	2,925,840
K&S AG	9,900	5,700,015
Lubrizol Corp.	10,000	463,300
Monsanto Co.	158,500	20,040,740
Neo Material Technologies, Inc. (a)	3,250,600	14,031,137
Potash Corp. of Saskatchewan, Inc.	65,000	14,857,050
Spartech Corp.	200,000	1,886,000
Terra Industries, Inc.	241,209	11,903,664
The Mosaic Co. (a)	412,219	59,648,090
W.R. Grace & Co. (a)	700,000	16,443,000
		187,990,205
Metals & Mining - 5.4%
AK Steel Holding Corp.	82,000	5,658,000
Barrick Gold Corp.	181,100	8,280,837
BHP Billiton Ltd. sponsored ADR	452,000	38,505,880
Cleveland-Cliffs, Inc.	100,000	11,919,000
Eldorado Gold Corp. (a)	355,300	3,028,947
First Quantum Minerals Ltd.	175,000	12,077,549
Fording Canadian Coal Trust (d)	180,000	17,216,854
Freeport-McMoRan Copper & Gold, Inc. Class B	174,700	20,473,093
Gerdau AmeriSteel Corp.	860,000	16,628,832
Goldcorp, Inc.	65,000	2,997,646
Inmet Mining Corp.	228,400	15,164,676
Kinross Gold Corp.	1,862,400	44,031,824
Nucor Corp.	200,000	14,934,000
Silver Wheaton Corp. (a)	700,000	10,300,682
Silvercorp Metals, Inc.	1,000,000	5,886,104
United States Steel Corp.	90,000	16,630,200

	Shares	Value
Western Canadian Coal Corp. (a)(d)	1,350,000	$ 11,866,385
Yamana Gold, Inc.	1,350,000	22,461,372
		278,061,881
TOTAL MATERIALS		466,052,086
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
CenturyTel, Inc.	100,000	3,559,000
Telefonica SA sponsored ADR	54,700	4,353,026
		7,912,026
UTILITIES - 2.6%
Electric Utilities - 0.8%
Edison International	450,000	23,121,000
FirstEnergy Corp.	150,000	12,349,500
Public Power Corp. of Greece	100,000	3,468,493
		38,938,993
Gas Utilities - 1.2%
Energen Corp.	596,491	46,544,193
Equitable Resources, Inc.	225,400	15,566,124
		62,110,317
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	218,400	4,195,464
Boralex, Inc. Class A (a)	261,640	3,667,862
		7,863,326
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	509,400	23,396,742
TOTAL UTILITIES		132,309,378
TOTAL COMMON STOCKS (Cost $5,047,892,444)		5,191,640,723
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00%	5,000	3,527,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,000,000)		3,527,500
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b)	68,414,682	$ 68,414,682
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	150,315,200	150,315,200
TOTAL MONEY MARKET FUNDS (Cost $218,729,882)		218,729,882
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $5,271,622,326)		5,413,898,105
NET OTHER ASSETS - (5.1)%		(263,042,112)
NET ASSETS - 100%		$ 5,150,855,993
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 6,615,863 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,886,028
Fidelity Securities Lending Cash Central Fund	1,702,330
Total	$ 3,588,358
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hanger Orthopedic Group, Inc.	$ -	$ 28,394,323	$ -	$ -	$ 31,539,928
Liberty International Acquisition Co.	-	56,509,557	-	-	59,451,626
Total	$ -	$ 84,903,880	$ -	$ -	$ 90,991,554
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,284,260,645. Net unrealized appreciation aggregated $129,637,460, of which $496,564,773 related to appreciated investment securities and $366,927,313 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.833435.102

ADESII-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA unit	200,000	$ 3,355,788
Hotels, Restaurants & Leisure - 2.3%
Bally Technologies, Inc. (a)	200,000	6,760,000
McDonald's Corp.	1,851,900	104,113,818
Yum! Brands, Inc.	209,300	7,344,337
		118,218,155
Household Durables - 0.6%
D.R. Horton, Inc.	1,470,000	15,949,500
Jarden Corp. (a)	800,000	14,592,000
		30,541,500
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)(d)	256,375	29,601,058
Media - 0.9%
Focus Media Holding Ltd. ADR (a)(d)	350,100	9,704,772
The Walt Disney Co.	920,000	28,704,000
Time Warner, Inc.	404,800	5,991,040
		44,399,812
Multiline Retail - 0.1%
Big Lots, Inc. (a)	100,000	3,124,000
Macy's, Inc.	250,000	4,855,000
		7,979,000
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	400,000	15,532,000
AutoZone, Inc. (a)	150,000	18,151,500
Best Buy Co., Inc.	880,000	34,848,000
Ross Stores, Inc.	419,485	14,900,107
The Buckle, Inc.	407,507	18,635,295
TJX Companies, Inc.	255,000	8,024,850
		110,091,752
Textiles, Apparel & Luxury Goods - 3.9%
Iconix Brand Group, Inc. (a)	1,200,000	14,496,000
Jones Apparel Group, Inc.	1,082,334	14,882,093
NIKE, Inc. Class B	1,631,800	97,271,598
Phillips-Van Heusen Corp.	485,000	17,760,700
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,265,000	24,996,400
VF Corp.	50,000	3,559,000
Warnaco Group, Inc. (a)	680,000	29,967,600
		202,933,391
TOTAL CONSUMER DISCRETIONARY		547,120,456
CONSUMER STAPLES - 3.5%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	3,972,000
Food & Staples Retailing - 1.2%
BJ's Wholesale Club, Inc. (a)	100,000	3,870,000

	Shares	Value
Costco Wholesale Corp.	10,000	$ 701,400
Kroger Co.	400,000	11,548,000
SUPERVALU, Inc.	130,000	4,015,700
Wal-Mart Stores, Inc.	800,000	44,960,000
		65,095,100
Food Products - 1.0%
Black Earth Farming Ltd. unit	458,750	3,458,116
Bunge Ltd. (d)	79,700	8,582,893
Chiquita Brands International, Inc. (a)	156,738	2,377,715
Dean Foods Co. (a)	300,000	5,886,000
Fresh Del Monte Produce, Inc. (a)	893,700	21,064,509
General Mills, Inc.	100,000	6,077,000
Saputo, Inc.	100,000	2,858,684
		50,304,917
Tobacco - 1.2%
Altria Group, Inc.	218,700	4,496,472
British American Tobacco PLC	456,800	15,756,902
British American Tobacco PLC sponsored ADR	220,000	15,235,000
Lorillard, Inc. (a)	50,000	3,458,000
Rothmans, Inc.	820,000	21,800,167
		60,746,541
TOTAL CONSUMER STAPLES		180,118,558
ENERGY - 26.6%
Energy Equipment & Services - 11.3%
Atwood Oceanics, Inc. (a)	148,900	18,514,226
Basic Energy Services, Inc. (a)	580,000	18,270,000
BJ Services Co.	991,805	31,678,252
Complete Production Services, Inc. (a)	200,000	7,284,000
ENSCO International, Inc.	640,000	51,673,600
FMC Technologies, Inc. (a)	320,000	24,617,600
Halliburton Co.	250,000	13,267,500
Helmerich & Payne, Inc.	819,300	59,005,986
Hercules Offshore, Inc. (a)	82,700	3,144,254
Nabors Industries Ltd. (a)	415,900	20,474,757
National Oilwell Varco, Inc. (a)	1,467,590	130,204,585
Noble Corp.	220,000	14,291,200
Patterson-UTI Energy, Inc.	1,180,300	42,538,012
Rowan Companies, Inc.	260,000	12,155,000
Schlumberger Ltd. (NY Shares)	60,000	6,445,800
Smith International, Inc.	100,000	8,314,000
Superior Energy Services, Inc. (a)	200,000	11,028,000
Tidewater, Inc.	509,300	33,119,779
Transocean, Inc. (a)	216,260	32,955,861
Trico Marine Services, Inc. (a)(d)	550,000	20,031,000
Trinidad Drilling Ltd. (f)	471,600	6,615,863
Vantage Drilling Co. (a)	300,000	2,589,000
Weatherford International Ltd. (a)	286,200	14,192,658
		582,410,933
Oil, Gas & Consumable Fuels - 15.3%
Addax Petroleum, Inc.	310,000	14,974,641
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.	593,200	$ 44,395,088
Apache Corp.	300,000	41,700,000
Chesapeake Energy Corp.	409,330	26,999,407
Chevron Corp.	724,800	71,849,424
Cimarex Energy Co.	392,455	27,342,340
Comstock Resources, Inc. (a)	100,000	8,443,000
ConocoPhillips	765,100	72,217,789
Continental Resources, Inc.	358,000	24,816,560
El Paso Corp.	750,000	16,305,000
Enterprise Products Partners LP	200,000	5,908,000
EOG Resources, Inc.	175,000	22,960,000
Goodrich Petroleum Corp. (a)(d)	100,000	8,292,000
Hess Corp.	1,189,300	150,077,766
Nexen, Inc.	530,000	21,140,727
Occidental Petroleum Corp.	515,300	46,304,858
Petro-Canada	280,000	15,687,252
Petrohawk Energy Corp. (a)	159,900	7,404,969
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	238,800	13,838,460
sponsored ADR	283,200	20,059,056
Range Resources Corp.	37,500	2,457,750
St. Mary Land & Exploration Co.	300,000	19,392,000
Suncor Energy, Inc.	216,200	12,556,080
Sunoco, Inc.	350,000	14,241,500
Talisman Energy, Inc.	100,000	2,215,137
Ultra Petroleum Corp. (a)	346,200	33,996,840
Valero Energy Corp.	513,227	21,134,688
Whiting Petroleum Corp. (a)	210,000	22,276,800
		788,987,132
TOTAL ENERGY		1,371,398,065
FINANCIALS - 18.5%
Capital Markets - 3.2%
GLG Partners, Inc. (d)	8,533,481	66,561,152
GLG Partners, Inc. warrants 12/28/11 (a)	4,168,900	7,795,843
Goldman Sachs Group, Inc.	415,000	72,583,500
Janus Capital Group, Inc.	200,000	5,294,000
Lehman Brothers Holdings, Inc.	125,489	2,485,937
State Street Corp.	142,500	9,118,575
		163,839,007
Commercial Banks - 0.2%
U.S. Bancorp, Delaware	100,000	2,789,000
Wells Fargo & Co.	281,300	6,680,875
		9,469,875
Consumer Finance - 1.4%
ACOM Co. Ltd.	500,000	15,494,748

	Shares	Value
Capital One Financial Corp.	1,140,000	$ 43,331,400
Promise Co. Ltd.	500,000	13,987,661
		72,813,809
Diversified Financial Services - 6.1%
Bank of America Corp.	2,279,400	54,409,278
Bolsa de Mercadorias & Futuros - BM&F SA	500,000	4,307,011
GHL Acquisition Corp. unit	1,129,580	11,081,180
JPMorgan Chase & Co.	670,500	23,004,855
Leucadia National Corp.	509,300	23,906,542
Liberty Acquisition Holdings Corp. (a)	155,000	1,438,400
Liberty Acquisition Holdings Corp.:
unit	5,658,100	59,410,050
warrants 12/12/13 (a)	393,800	893,926
Liberty International Acquisition Co. (e)	4,125,000	59,451,626
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	4,221,494
PICO Holdings, Inc. (a)	65,200	2,832,940
Sapphire Industrials Corp. unit	5,263,147	52,631,470
Trian Acquisition I Corp. unit	1,510,000	15,598,300
		313,187,072
Insurance - 6.1%
ACE Ltd.	382,000	21,044,380
Allied World Assurance Co. Holdings Ltd.	264,200	10,467,604
American International Group, Inc.	871,931	23,071,294
Aspen Insurance Holdings Ltd.	559,300	13,238,631
Assurant, Inc.	145,000	9,564,200
Axis Capital Holdings Ltd.	545,200	16,252,412
Berkshire Hathaway, Inc. Class A (a)	316	38,157,000
Endurance Specialty Holdings Ltd.	580,900	17,885,911
Everest Re Group Ltd.	152,800	12,179,688
Loews Corp.	250,000	11,725,000
Max Capital Group Ltd.	789,900	16,848,567
MetLife, Inc.	332,000	17,519,640
Montpelier Re Holdings Ltd.	506,466	7,470,374
Navigators Group, Inc. (a)	73,261	3,959,757
Platinum Underwriters Holdings Ltd.	498,967	16,271,314
The Chubb Corp.	557,400	27,318,174
The Travelers Companies, Inc.	728,500	31,616,900
Unum Group	673,300	13,768,985
Zurich Financial Services AG (Reg.)	20,000	5,097,593
		313,457,424
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	1,489,110	23,096,096
Real Estate Management & Development - 0.4%
The St. Joe Co. (d)	669,400	22,973,808
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	2,150,000	35,862,000
TOTAL FINANCIALS		954,699,091
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.4%
Biotechnology - 1.4%
Amgen, Inc. (a)	350,000	$ 16,506,000
Biogen Idec, Inc. (a)	324,000	18,108,360
CSL Ltd.	690,000	23,616,889
Grifols SA	500,000	15,925,067
		74,156,316
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	720,000	46,036,800
Becton, Dickinson & Co.	139,424	11,335,171
Boston Scientific Corp. (a)	200,000	2,458,000
Covidien Ltd.	675,000	32,325,750
Medtronic, Inc.	300,000	15,525,000
		107,680,721
Health Care Providers & Services - 1.4%
Futuremed Healthcare Income Fund	271,000	2,421,945
Hanger Orthopedic Group, Inc. (a)(e)	1,912,670	31,539,928
McKesson Corp.	170,000	9,504,700
Medco Health Solutions, Inc. (a)	551,400	26,026,080
		69,492,653
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	759,303	48,534,648
Invitrogen Corp. (a)	400,000	15,704,000
PerkinElmer, Inc.	60,000	1,671,000
Thermo Fisher Scientific, Inc. (a)	180,000	10,031,400
		75,941,048
Pharmaceuticals - 2.0%
Abbott Laboratories	200,000	10,594,000
Bristol-Myers Squibb Co.	1,000,000	20,530,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	349,300	15,997,940
Wyeth	945,000	45,322,200
XenoPort, Inc. (a)	329,447	12,858,316
		105,302,456
TOTAL HEALTH CARE		432,573,194
INDUSTRIALS - 10.4%
Aerospace & Defense - 4.2%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	7,269,338
Goodrich Corp.	204,700	9,715,062
Honeywell International, Inc.	621,900	31,269,132
L-3 Communications Holdings, Inc.	665,681	60,490,432
Lockheed Martin Corp.	262,522	25,900,421
Northrop Grumman Corp.	444,700	29,750,430
Raytheon Co.	406,937	22,902,414
United Technologies Corp.	450,000	27,765,000
		215,062,229
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	237,346	14,589,659

	Shares	Value
Commercial Services & Supplies - 0.2%
Manpower, Inc.	100,000	$ 5,824,000
United Stationers, Inc. (a)	73,400	2,712,130
		8,536,130
Electrical Equipment - 0.2%
JA Solar Holdings Co. Ltd. ADR (a)	500,000	8,425,000
Machinery - 1.5%
AGCO Corp. (a)	200,000	10,482,000
Colfax Corp.	100,000	2,509,000
Cummins, Inc.	225,000	14,742,000
Deere & Co.	404,600	29,183,798
Ingersoll-Rand Co. Ltd. Class A	140,000	5,240,200
Parker Hannifin Corp.	229,200	16,346,544
		78,503,542
Marine - 2.3%
Britannia Bulk Holdings, Inc.	100,000	1,350,000
Excel Maritime Carriers Ltd. (d)	1,090,890	42,817,433
Genco Shipping & Trading Ltd.	198,523	12,943,700
Navios Maritime Acquisition Corp. unit (a)	1,447,368	14,560,522
Navios Maritime Holdings, Inc. warrants 12/9/08 (a)	240,250	1,145,993
OceanFreight, Inc.	55,676	1,290,013
Safe Bulkers, Inc.	1,038,359	19,562,684
TBS International Ltd. Class A (a)	700,000	27,965,000
		121,635,345
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	190,000	18,979,100
Norfolk Southern Corp.	600,000	37,602,000
Ryder System, Inc.	50,000	3,444,000
Union Pacific Corp.	389,400	29,399,700
		89,424,800
TOTAL INDUSTRIALS		536,176,705
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.5%
Juniper Networks, Inc. (a)	1,116,800	24,770,624
Computers & Peripherals - 6.1%
Apple, Inc. (a)	100,000	16,744,000
Dell, Inc. (a)	2,651,700	58,019,196
Hewlett-Packard Co.	2,718,000	120,162,780
International Business Machines Corp.	631,500	74,851,695
NCR Corp. (a)	536,560	13,521,312
Western Digital Corp. (a)	884,400	30,538,332
		313,837,315
Electronic Equipment & Instruments - 0.2%
Tyco Electronics Ltd.	350,000	12,537,000
Internet Software & Services - 0.3%
Open Text Corp. (a)	433,300	13,870,191
IT Services - 0.7%
Accenture Ltd. Class A	150,000	6,108,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hewitt Associates, Inc. Class A (a)	430,000	$ 16,481,900
Visa, Inc.	186,900	15,196,839
		37,786,739
Software - 3.1%
Adobe Systems, Inc. (a)	200,000	7,878,000
Microsoft Corp.	2,150,000	59,146,500
Oracle Corp. (a)	2,646,700	55,580,700
Symantec Corp. (a)	1,180,000	22,833,000
Ubisoft Entertainment SA (a)	171,993	15,041,095
		160,479,295
TOTAL INFORMATION TECHNOLOGY		563,281,164
MATERIALS - 9.1%
Chemicals - 3.7%
Agrium, Inc.	139,200	15,014,509
Celanese Corp. Class A	235,500	10,752,930
CF Industries Holdings, Inc.	93,743	14,323,930
Chemtura Corp.	501,000	2,925,840
K&S AG	9,900	5,700,015
Lubrizol Corp.	10,000	463,300
Monsanto Co.	158,500	20,040,740
Neo Material Technologies, Inc. (a)	3,250,600	14,031,137
Potash Corp. of Saskatchewan, Inc.	65,000	14,857,050
Spartech Corp.	200,000	1,886,000
Terra Industries, Inc.	241,209	11,903,664
The Mosaic Co. (a)	412,219	59,648,090
W.R. Grace & Co. (a)	700,000	16,443,000
		187,990,205
Metals & Mining - 5.4%
AK Steel Holding Corp.	82,000	5,658,000
Barrick Gold Corp.	181,100	8,280,837
BHP Billiton Ltd. sponsored ADR	452,000	38,505,880
Cleveland-Cliffs, Inc.	100,000	11,919,000
Eldorado Gold Corp. (a)	355,300	3,028,947
First Quantum Minerals Ltd.	175,000	12,077,549
Fording Canadian Coal Trust (d)	180,000	17,216,854
Freeport-McMoRan Copper & Gold, Inc. Class B	174,700	20,473,093
Gerdau AmeriSteel Corp.	860,000	16,628,832
Goldcorp, Inc.	65,000	2,997,646
Inmet Mining Corp.	228,400	15,164,676
Kinross Gold Corp.	1,862,400	44,031,824
Nucor Corp.	200,000	14,934,000
Silver Wheaton Corp. (a)	700,000	10,300,682
Silvercorp Metals, Inc.	1,000,000	5,886,104
United States Steel Corp.	90,000	16,630,200

	Shares	Value
Western Canadian Coal Corp. (a)(d)	1,350,000	$ 11,866,385
Yamana Gold, Inc.	1,350,000	22,461,372
		278,061,881
TOTAL MATERIALS		466,052,086
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
CenturyTel, Inc.	100,000	3,559,000
Telefonica SA sponsored ADR	54,700	4,353,026
		7,912,026
UTILITIES - 2.6%
Electric Utilities - 0.8%
Edison International	450,000	23,121,000
FirstEnergy Corp.	150,000	12,349,500
Public Power Corp. of Greece	100,000	3,468,493
		38,938,993
Gas Utilities - 1.2%
Energen Corp.	596,491	46,544,193
Equitable Resources, Inc.	225,400	15,566,124
		62,110,317
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	218,400	4,195,464
Boralex, Inc. Class A (a)	261,640	3,667,862
		7,863,326
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	509,400	23,396,742
TOTAL UTILITIES		132,309,378
TOTAL COMMON STOCKS (Cost $5,047,892,444)		5,191,640,723
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00%	5,000	3,527,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,000,000)		3,527,500
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b)	68,414,682	$ 68,414,682
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	150,315,200	150,315,200
TOTAL MONEY MARKET FUNDS (Cost $218,729,882)		218,729,882
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $5,271,622,326)		5,413,898,105
NET OTHER ASSETS - (5.1)%		(263,042,112)
NET ASSETS - 100%		$ 5,150,855,993
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 6,615,863 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,886,028
Fidelity Securities Lending Cash Central Fund	1,702,330
Total	$ 3,588,358
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hanger Orthopedic Group, Inc.	$ -	$ 28,394,323	$ -	$ -	$ 31,539,928
Liberty International Acquisition Co.	-	56,509,557	-	-	59,451,626
Total	$ -	$ 84,903,880	$ -	$ -	$ 90,991,554
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,284,260,645. Net unrealized appreciation aggregated $129,637,460, of which $496,564,773 related to appreciated investment securities and $366,927,313 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2008